Janus Henderson VIT Research Portfolio
Schedule of Investments (unaudited)
September 30, 2024

	Shares	Value
Common Stocks – 100.0%
Aerospace & Defense – 0.9%
Howmet Aerospace Inc	65,025	$6,518,756
Beverages – 1.1%
Constellation Brands Inc - Class A	10,168	2,620,192
Monster Beverage Corp*	101,253	5,282,369
		7,902,561
Biotechnology – 2.6%
AbbVie Inc	25,612	5,057,858
Amgen Inc	18,892	6,087,191
Argenx SE (ADR)*	3,232	1,752,002
Madrigal Pharmaceuticals Inc*	2,282	484,286
Sarepta Therapeutics Inc*	4,719	589,356
Vaxcyte Inc*	15,847	1,810,837
Vertex Pharmaceuticals Inc*	6,362	2,958,839
		18,740,369
Capital Markets – 1.4%
Ares Management Corp - Class A	15,515	2,417,857
Blackstone Group Inc	26,636	4,078,771
Charles Schwab Corp	22,858	1,481,427
LPL Financial Holdings Inc	9,944	2,313,273
		10,291,328
Diversified Financial Services – 4.1%
Apollo Global Management Inc	24,762	3,093,021
Global Payments Inc	8,422	862,581
Mastercard Inc - Class A	25,469	12,576,592
Visa Inc	45,327	12,462,659
		28,994,853
Electrical Equipment – 0.6%
Eaton Corp PLC	11,842	3,924,912
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp	42,567	2,773,666
Energy Equipment & Services – 0.2%
Atlas Energy Solutions Inc	66,642	1,452,796
Entertainment – 2.2%
Liberty Media Corp-Liberty Formula One - Series C*	88,342	6,840,321
Netflix Inc*	12,092	8,576,493
		15,416,814
Health Care Equipment & Supplies – 1.0%
Boston Scientific Corp*	20,828	1,745,387
Intuitive Surgical Inc*	5,501	2,702,476
Lantheus Holdings Inc*	9,731	1,067,977
Stryker Corp	4,054	1,464,548
		6,980,388
Health Care Providers & Services – 0.6%
McKesson Corp	3,375	1,668,668
UnitedHealth Group Inc	3,987	2,331,119
		3,999,787
Hotels, Restaurants & Leisure – 3.3%
Booking Holdings Inc	2,418	10,184,906
Chipotle Mexican Grill Inc*	124,410	7,168,504
DoorDash Inc - Class A*	20,547	2,932,674
Las Vegas Sands Corp	58,121	2,925,811
		23,211,895
Household Products – 1.2%
Procter & Gamble Co	50,147	8,685,460
Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp	29,896	3,543,872
Industrial Conglomerates – 1.7%
3M Co	49,938	6,826,524
Honeywell International Inc	25,021	5,172,091
		11,998,615
Insurance – 1.1%
Arthur J Gallagher & Co	7,562	2,127,720
Progressive Corp/The	23,518	5,967,928
		8,095,648

	Shares	Value
Common Stocks – (continued)
Interactive Media & Services – 12.1%
Alphabet Inc - Class C	240,161	$40,152,517
Meta Platforms Inc - Class A	79,052	45,252,527
		85,405,044
Machinery – 1.6%
Deere & Co	9,625	4,016,801
Fortive Corp	44,766	3,533,381
Ingersoll Rand Inc	39,602	3,887,332
		11,437,514
Multiline Retail – 5.9%
Amazon.com Inc*	222,670	41,490,101
Pharmaceuticals – 3.8%
AstraZeneca PLC (ADR)	23,413	1,824,107
Eli Lilly & Co	22,788	20,188,800
Merck & Co Inc	45,146	5,126,780
		27,139,687
Real Estate Management & Development – 0.8%
CoStar Group Inc*	75,290	5,679,878
Road & Rail – 1.4%
TFI International Inc	26,631	3,645,518
Uber Technologies Inc*	79,065	5,942,525
		9,588,043
Semiconductor & Semiconductor Equipment – 20.3%
Advanced Micro Devices Inc*	25,188	4,132,847
Analog Devices Inc	14,614	3,363,705
Applied Materials Inc	17,616	3,559,313
ASML Holding NV	7,185	5,986,901
Broadcom Inc	144,054	24,849,315
KLA Corp	6,151	4,763,396
Lam Research Corp	6,321	5,158,442
Marvell Technology Inc	9,461	682,327
NVIDIA Corp	736,553	89,446,996
ON Semiconductor Corp*	24,295	1,764,060
		143,707,302
Software – 20.0%
Autodesk Inc*	22,747	6,266,344
Cadence Design Systems Inc*	24,297	6,585,216
Dynatrace Inc*	64,771	3,463,305
Microsoft Corp	193,423	83,229,917
Oracle Corp	52,974	9,026,770
Palo Alto Networks Inc*	3,944	1,348,059
Procore Technologies Inc*	23,180	1,430,670
Salesforce.com Inc	32,285	8,836,727
ServiceNow Inc*	8,406	7,518,242
Synopsys Inc*	12,439	6,298,985
Tyler Technologies Inc*	8,076	4,714,123
Workday Inc - Class A*	12,079	2,952,228
		141,670,586
Specialized Real Estate Investment Trusts (REITs) – 0.1%
Equinix Inc	910	807,743
Specialty Retail – 2.4%
O'Reilly Automotive Inc*	4,814	5,543,802
TJX Cos Inc	81,302	9,556,237
Wayfair Inc - Class A*	35,710	2,006,188
		17,106,227
Technology Hardware, Storage & Peripherals – 7.2%
Apple Inc	218,911	51,006,263
Textiles, Apparel & Luxury Goods – 0.4%
NIKE Inc - Class B	32,384	2,862,746
Trading Companies & Distributors – 0.6%
Ferguson Enterprises Inc	21,661	4,301,225
Wireless Telecommunication Services – 0.5%
T-Mobile US Inc	16,383	3,380,796
Total Investments (total cost $290,857,781) – 100.0%		708,114,875
Cash, Receivables and Other Assets, net of Liabilities – 0%		308,103
Net Assets – 100%		$708,422,978

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$694,906,347	98.1%
Netherlands	5,986,901	0.8
Canada	3,645,518	0.5
United Kingdom	1,824,107	0.3
Belgium	1,752,002	0.3
Total	$708,114,875	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$371,226	$32,657,521	$(33,028,755)	$8	$-	$-	-	$16,548
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	495,940	19,232,377	(19,728,317)	-	-	-	-	1,675 ∆
Total Affiliated Investments - N/A
	$867,166	$51,889,898	$(52,757,072)	$8	$-	$-	-	$18,223

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$708,114,875	$-	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments .

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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